CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Sub-classifications of financial information
Concessionary loans outstanding	kr 361		kr 315
Operating result of previous concessionary credit program	(19)		(21)
Administrative remuneration for concessionary loans	1		1
Comprehensive income
Interest income	6,729		2,719		kr 4,108
Interest expenses	(4,550)		(812)		(2,162)
Foreign exchange effects	(9)		(2)		5
Financial position for CIRR-system
Cash and cash equivalents	4,060	[1]	11,128	[1]	kr 3,362	[1]	kr 1,362
Derivatives	10,304		8,419
Other assets	285		7,451
Prepaid expenses and accrued revenues	4,162		1,913
Total assets	375,474		333,647
Derivatives	13,187		14,729
Accrued expenses and prepaid revenues	4,172		1,875
Total liabilities and equity	375,474		333,647
Committed undisbursed loans	75,369		53,871
Binding offers			1,510
CIRR-System
Comprehensive income
Interest income	2,231		2,105
Interest expenses	(2,012)		(2,061)
Interest compensation	2		7
Foreign exchange effects	3		(1)
Profit before compensation to SEK	224		50
Administrative remuneration to SEK	(236)		(197)
Operating profit CIRR-system	(12)		(147)
Reimbursement to (-) / from (+) the State	12		147
Financial position for CIRR-system
Cash and cash equivalents	1		8
Loans	94,241		87,872
Derivatives	8,571		36
Other assets	218		7,359
Prepaid expenses and accrued revenues	1,597		470
Total assets	104,628		95,745
Liabilities	103,336		88,092
Derivatives			7,060
Accrued expenses and prepaid revenues	1,292		593
Total liabilities and equity	104,628		95,745
Committed undisbursed loans	kr 56,265		39,084
Binding offers			kr 1,510

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.